Financial Instruments and Risk Management - Summary of Fair Value of Derivative Financial Assets and Liabilities Estimated Using Discounted Cash Flow Models, Market Rates and Foreign Exchange (Detail) - GBP (£)
£ in Millions
	Sep. 30, 2018	Mar. 31, 2018
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Total assets	£ 1,837	£ 4,137
Total liabilities	759	837
Fair value through other comprehensive income [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Investment at fair value	53
Fair value through profit and loss [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Investment at fair value	6	7
Derivative financial assets	257	261
Derivative financial liabilities	195	209
Designated in a hedge [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Derivative financial assets	1,521	1,248
Derivative financial liabilities	564	628
Available for sale [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Investment at fair value		2,621
Uses quoted prices in active markets for identical assets or liabilities [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Total assets	44	39
Uses quoted prices in active markets for identical assets or liabilities [member] | Fair value through other comprehensive income [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Investment at fair value	38
Uses quoted prices in active markets for identical assets or liabilities [member] | Fair value through profit and loss [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Investment at fair value	6	7
Uses quoted prices in active markets for identical assets or liabilities [member] | Available for sale [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Investment at fair value		32
Uses inputs for the asset or liability other than quoted prices, that are observable either directly or indirectly [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Total assets	1,778	4,084
Total liabilities	759	837
Uses inputs for the asset or liability other than quoted prices, that are observable either directly or indirectly [member] | Fair value through profit and loss [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Derivative financial assets	257	261
Derivative financial liabilities	195	209
Uses inputs for the asset or liability other than quoted prices, that are observable either directly or indirectly [member] | Designated in a hedge [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Derivative financial assets	1,521	1,248
Derivative financial liabilities	564	628
Uses inputs for the asset or liability other than quoted prices, that are observable either directly or indirectly [member] | Available for sale [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Investment at fair value		2,575
Uses inputs for the asset or liability that are not based on observable market data, such as internal models or other valuation methods [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Total assets	15	14
Uses inputs for the asset or liability that are not based on observable market data, such as internal models or other valuation methods [member] | Fair value through other comprehensive income [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Investment at fair value	£ 15
Uses inputs for the asset or liability that are not based on observable market data, such as internal models or other valuation methods [member] | Available for sale [member]
Disclosures of fair value hierarchy of financial assets and financial liabilities [line items]
Investment at fair value		£ 14